COMMITMENTS, CONTINGENCIES AND GUARANTEES - Schedule of Letters of Credit Issued by Brookfield Renewable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 4,399	$ 2,792
Brookfield Renewable along with institutional partners
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	93	74
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 4,306	$ 2,718